Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 222,123	$ 217,835
Restricted cash and short-term deposits	111,545	332,033
Trade accounts receivable	25,470	64,918
Amounts due from related parties	1,743	9,425
Inventories	1,228	7,006
Other current assets	9,280	18,720
Total current assets	371,389	649,937
Non-current assets
Restricted cash	76,744	154,393
Investments in affiliates	508,805	571,782
Asset under development	434,248	20,000
Vessels and equipment, net	3,160,549	3,271,379
Other non-current assets	80,409	139,104
Total assets	4,632,144	4,806,595
Current liabilities
Current portion of long-term debt and short-term debt	(1,241,108)	(730,257)
Trade accounts payable	(13,930)	(9,701)
Accrued expenses	(81,040)	(133,234)
Other current liabilities	(96,081)	(121,529)
Amounts due to related parties	(11,790)	(5,417)
Total current liabilities	(1,443,949)	(1,000,138)
Non-current liabilities
Long-term debt	(1,294,719)	(1,835,102)
Other non-current liabilities	(142,650)	(145,564)
Total liabilities	(2,881,318)	(2,980,804)
Commitments and Contingencies
EQUITY
Share capital 101,302,404 common shares of $1.00 each issued and outstanding (2018: 101,302,404)	(101,303)	(101,303)
Treasury shares	39,098	20,483
Additional paid-in capital	(1,876,067)	(1,857,196)
Contributed surplus	(200,000)	(200,000)
Accumulated other comprehensive loss	34,866	28,512
Retained losses	605,145	364,379
Total stockholders' equity	(1,498,261)	(1,745,125)
Non-controlling interests	(252,565)	(80,666)
Total equity	(1,750,826)	(1,825,791)
Total liabilities and equity	$ (4,632,144)	$ (4,806,595)